Related Party Notes Payable (Detail) - Related Party Notes Payable (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010
Related party notes payable - unamortized discount			$ 653,236	$ 2,775,300
Related party notes payable - net	4,338,601	4,377,294
BSC Notes [Member] | Related Party Convertible Notes Payable [Member]
Related party notes payable - principal	4,338,601	3,500,000
BSC Notes [Member]
Related party notes payable - net	4,338,601	3,500,000
Summer 2011 Notes [Member] | Related Party Convertible Notes Payable [Member]
Related party notes payable - principal		1,310,000
Related party notes payable - unamortized discount		(432,706)
Summer 2011 Notes [Member]
Related party notes payable - net		877,294
Related Party Convertible Notes Payable [Member]
Related party notes payable - principal	4,338,601	4,810,000
Related party notes payable - unamortized discount		$ (432,706)